Property and Equipment Net (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 28.5	$ 26.4
Property and equipment, gross	181.2	175.0
Accumulated depreciation	97.8	86.9
Property and equipment, net	83.4	88.1
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	66.8	61.3
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7.4	8.4
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78.5	$ 78.9